Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 05, 2021
C000226472
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,120	$ 11,016	$ 10,780	$ 10,643	$ 10,524	$ 10,302	$ 10,176	$ 10,094	$ 9,969	$ 9,881	$ 9,894	$ 9,910	$ 10,012	$ 10,033	$ 10,021	$ 10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,451	9,750	9,268	9,262	9,335	8,739	9,031	9,108	8,846	8,683	9,116	9,565	10,168	10,167	10,162	10,000
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value	$ 11,027	$ 10,925	$ 10,708	$ 10,589	$ 10,499	$ 10,294	$ 10,162	$ 10,117	$ 9,984	$ 9,909	$ 9,912	$ 9,931	$ 9,996	$ 10,005	$ 10,002	$ 10,000